Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Summary of changes to projected benefit obligations, plan assets, funded status and applicable amounts included in the Consolidated Balance Sheets

	2012		2011
	Pension	Other	Pension	Other
	(in thousands)
Change in benefit obligation
Benefit obligation, beginning of period	$391,287	$156,197	$347,592	$108,834
Service cost	2,723	11,152	2,833	6,342
Interest cost	18,993	8,548	19,426	6,657
Actuarial (gains) losses	26,450	11,196	38,747	37,380
Benefits paid	(17,569)	(3,188)	(17,311)	(3,016)
less: federal subsidy on benefits paid	N/A	39	N/A	—

Benefit obligation at end of year(a)	$421,884	$183,944	$391,287	$156,197

Change in plan assets
Fair value of assets, beginning of period	$214,159	$9,870	$231,824	$8,684
Actual return on plan assets	24,525	899	(11,283)	(113)
Employer contribution	17,019	4,837	10,929	4,315
Benefits paid	(17,569)	(3,188)	(17,311)	(3,016)

Fair value of assets at end of year	$238,134	$12,418	$214,159	$9,870

Funded status at December 31,	$(183,750)	$(171,526)	$(177,128)	$(146,327)

Amounts recognized in the statement of financial position consist of:
Current benefit liability	$(17)	$(2,799)	$(17)	$(2,696)
Noncurrent benefit liability	(183,733)	(168,727)	(177,111)	(143,631)

	$(183,750)	$(171,526)	$(177,128)	$(146,327)

Amounts recognized in other comprehensive loss
Unamortized actuarial loss	$108,719	$55,991	$96,195	$47,560
Prior service credit	(57)	(23)	(59)	(25)

	$108,662	$55,968	$96,136	$47,535

(a)
The accumulated pension benefit obligation as of December 31, 2012 and 2011 was $413.4 million and $381.9 million, respectively.

Schedule of net periodic benefit cost

	2012		2011		2010
	Pension	Other	Pension	Other	Pension	Other
	(in thousands)
Components of Net Periodic Benefit Cost
Service cost	$2,723	$11,152	$2,833	$6,342	$3,271	$5,705
Interest cost	18,993	8,548	19,426	6,657	19,338	5,607
Expected return on plan assets	(15,253)	(819)	(18,015)	(774)	(16,017)	(624)
Recognized net actuarial loss	4,653	2,717	184	278	165	40
Prior service credit	(2)	(2)	(2)	(2)	(2)	(2)

Net periodic benefit cost	$11,114	$21,596	$4,426	$12,501	$6,755	$10,726

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Current year actuarial (gain) loss	$17,178	$11,148	$68,045	$38,297	$(1,799)	$7,143
Amortization of actuarial loss	(4,653)	(2,717)	(184)	(278)	(165)	(40)
Amortization of prior service credit	2	2	2	2	2	2

Total recognized in other comprehensive loss	$12,527	$8,433	$67,863	$38,021	$(1,962)	$7,105

Total recognized in net periodic benefit cost and other comprehensive loss	$23,641	$30,029	$72,289	$50,522	$4,793	$17,831

Schedule of actuarial assumptions used to determine the net periodic benefit expense and the projected benefit obligation

	Pension			Postretirement		Disability
	2012		2011	2012	2011	2012		2011
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Discount rate to determine net periodic benefit expense	4.94%		5.71%	5.14%	5.81%	4.91%		5.59%
Discount rate to determine projected benefit obligation	4.10%		4.94%	4.24%	5.14%	4.06%		4.91%
Expected return on plan assets	7.30	%++	7.90%	N/A	N/A	6.90	%++	7.50%
Rate of compensation increase	Various	+	Various +	N/A	N/A	Various	+	Various +
+
Differs for each pilot based on current fleet and seat position on the aircraft and seniority service. Negotiated salary increases and expected changes in fleet and seat positions on the aircraft are included in the assumed rate of compensation increase which range from 1.5% to 7.50% in 2012 and 2.0% to 7.5% in 2011.

++
Expected return on plan assets used to determine the net periodic benefit expense for 2013 will be 6.55% for Pension and 6.15% for Disability.

Schedule of annual effects of one-percentage point change in the assumed health care cost trend rates

	1-Percentage Point Increase	1-Percentage Point Decrease
	(in thousands)
Effect on total service and interest cost for the year ended December 31, 2012	$3,795	$(2,928)
Effect on postretirement benefit obligation at December 31, 2012	30,700	(24,408)

Schedule of actual allocation of our pension plan assets, target allocation of assets by category and the expected long-term rate of return by category

	Asset Allocation
			Expected Long-Term Rate of Return
	2012	Target
Equity securities—Domestic	36%	32%	7.53%
Equity securities—Foreign	28%	33%	7.50%
Fixed Income Securities	36%	35%	2.50%

	100%	100%

Schedule of fair values of pension plan and other postretirement plan assets by asset category (excluding cash)

	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Pension Plan Assets:
Cash equivalents	$1,419	$1,419	$—	$—
Equity securities:
Common stock—Domestic	42,140	42,140	—	—
Common stock—Foreign	26,284	26,284	—	—
Real estate investment trusts—Domestic	4,222	—	4,222	—
Real estate investment trusts—Foreign	3,743	—	3,743	—
Preferred stock—Domestic	496	496	—	—
Preferred stock—Foreign	322	322	—	—
Other equities—Domestic	220	220	—	—
Equity Index Funds	66,388	—	66,388	—
Fixed income securities:
Government bonds—Domestic	3,960	—	3,960	—
Government bonds—Foreign	18,313	—	18,313	—
Mortgage-based securities	2,625	—	2,625	—
Corporate bonds—Domestic	7,577	—	7,577	—
Corporate bonds—Foreign	3,444	—	3,444	—
State and Local bonds	150	—	150	—
Fixed Income Fund	43,952	—	43,952	—
Common collective trust fund	2,902	—	2,902	—
Forward contracts	(6)	—	(6)	—
Insurance company pooled separate account	4,478	—	4,478	—

Total	$232,629	$70,881	$161,748	$—

Postretirement Assets:
Common collective trust fund	$12,356	$—	$12,356	$—

	Fair Value Measurements as of December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Pension Plan Assets:
Cash equivalents	$25	$25	$—	$—
Equity securities:
Common stock—Domestic	38,860	38,860	—	—
Common stock—Foreign	28,105	28,105	—	—
Real estate investment trusts—Domestic	3,450	—	3,450	—
Real estate investment trusts—Foreign	1,488	—	1,488	—
Preferred stock—Foreign	236	236	—	—
Other equities—Domestic	253	253	—	—
Other equities—Foreign	88	88	—	—
Equity Index Funds	57,148	—	57,148	—
Fixed income securities:
Government bonds—Domestic	4,848	—	4,848	—
Government bonds—Foreign	14,539	—	14,539	—
Mortgage-based securities	3,556	—	3,556	—
Corporate bonds—Domestic	6,713	—	6,713	—
Corporate bonds—Foreign	5,270	—	5,270	—
State and Local bonds	448	—	448	—
Fixed Income Fund	40,517	—	40,517	—
Common collective trust fund	2,395	—	2,395	—
Forward contracts	(85)	—	(85)	—
Insurance company pooled separate account	4,640	—	4,640	—

Total	$212,494	$67,567	$144,927	$—

Postretirement Assets:
Common collective trust fund	$9,809	$—	$9,809	$—

Schedule of projected benefits payments reflecting expected future service

		Other Benefits
	Pension Benefits	Gross	Expected Federal Subsidy
	(in thousands)
2013	$18,515	$3,872	$(49)
2014	19,922	4,407	(57)
2015	21,195	4,860	(66)
2016	22,387	5,443	(73)
2017	23,707	6,046	(85)
2018 - 2021	132,139	41,541	(620)